Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Information
The resulting changes in operating income (loss) by segment for the years ended December 31, 2016 and 2015 were as follows ($ thousands):

For the year ended December 31, 2016	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
As previously presented	344,125	300,394	144,125	585,517	1,374,161	(245,600)	(468,125)	660,436
As currently presented	349,275	299,182	142,200	583,504	1,374,161	(245,600)	(468,125)	660,436
Change	5,150	(1,212)	(1,925)	(2,013)	—	—	—	—

For the year ended December 31, 2015	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
As previously presented	294,256	182,615	164,949	554,937	1,196,757	(292,371)	(364,430)	539,956
As currently presented	295,531	181,813	164,190	555,223	1,196,757	(292,371)	(364,430)	539,956
Change	1,275	(802)	(759)	286	—	—	—	—
Segment information is as follows ($ thousands):

For the year ended December 31, 2017	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,633	1,093,048	557,049	1,703,901	4,134,631	1,203	722	4,136,556
Product sales	377,065	92,174	332,015	1,149	802,403	—	—	802,403
Total revenue	1,157,698	1,185,222	889,064	1,705,050	4,937,034	1,203	722	4,938,959

Operating income (loss)	278,963	289,025	163,799	478,540	1,210,327	(197,089)	(1,064,330)	(51,092)
Depreciation and amortization	81,355	129,517	66,745	161,484	439,101	11,554	351,785	802,440
Expenditures for long-lived assets	(147,175)	(204,104)	(77,815)	(188,013)	(617,107)	(3,964)	—	(621,071)
Long-lived assets (at year end)	271,833	666,627	292,962	396,495	1,627,917	—	—	1,627,917
Total assets (at year end)	3,683,258	2,460,676	3,038,806	4,900,130	14,082,870	1,076,338	—	15,159,208

For the year ended December 31, 2016	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	975,206	1,128,306	512,668	1,759,843	4,376,023	—	(437)	4,375,586
Product sales	398,248	65,269	314,637	1,295	779,449	—	(1,139)	778,310
Total revenue	1,373,454	1,193,575	827,305	1,761,138	5,155,472	—	(1,576)	5,153,896

Operating income (loss)	349,275	299,182	142,200	583,504	1,374,161	(245,600)	(468,125)	660,436
Depreciation and amortization	86,380	143,941	50,879	150,736	431,936	12,481	438,052	882,469
Expenditures for long-lived assets	(132,297)	(148,641)	(97,957)	(91,834)	(470,729)	(3,460)	—	(474,189)
Long-lived assets (at year end)	394,233	603,927	284,276	275,079	1,557,515	—	—	1,557,515
Total assets (at year end)	5,577,491	2,396,557	3,021,448	3,724,856	14,720,352	339,810	—	15,060,162

For the year ended December 31, 2015	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,169	992,684	512,014	1,702,184	3,987,051	—	(9,358)	3,977,693
Product sales	321,624	52,986	341,064	1,872	717,546	—	(6,183)	711,363
Total revenue	1,101,793	1,045,670	853,078	1,704,056	4,704,597	—	(15,541)	4,689,056

Operating income (loss)	295,531	181,813	164,190	555,223	1,196,757	(292,371)	(364,430)	539,956
Depreciation and amortization	71,886	154,619	45,855	152,293	424,653	13,123	342,052	779,828
Expenditures for long-lived assets	(82,834)	(107,854)	(93,666)	(22,422)	(306,776)	(11,618)	—	(318,394)
Long-lived assets (at year end)	403,482	616,760	236,043	220,910	1,477,195	—	—	1,477,195
Total assets (at year end)	6,077,680	2,476,112	2,950,807	2,855,797	14,360,396	754,296	—	15,114,692

Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of the Company’s customers, is as follows:

	December 31,
($ thousands)	2017	2016	2015
United States	2,195,791	2,472,013	2,030,251
Italy	1,728,472	1,778,750	1,712,583
Canada	100,315	89,938	105,377
United Kingdom	74,567	82,271	93,839
All other	839,814	730,924	747,006
Total	4,938,959	5,153,896	4,689,056

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets based on the geographical location of the assets are as follows:

	December 31,
($ thousands)	2017	2016
United States	938,925	989,374
Italy	366,990	254,052
United Kingdom	43,379	47,388
All other	278,623	266,701
Total	1,627,917	1,557,515